SHARE OPTIONS AND SHARE WARRANTS (Schedule of Grants of Share Options and Warrants) (Details) - Class A Ordinary shares [Member]	6 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | shares	18,727,990	19,485,990
Granted | shares	1,400,000	0
Exercised | shares	(2,733,328)	0
Forfeited | shares	(79,990)	0
Outstanding at end of year | shares	17,314,672	19,485,990
Exercisable at end of year | shares	13,071,388	1,266,600
Weighted Average exercise price
Outstanding Beginning Balance	$ 0.78	$ 0.79
Granted	0.27	0
Exercised	0.19	0
Forfeited	3.8	0
Outstanding at end of year	0.82	0.79
Exercisable at end of year	0.7	0.96
Bottom of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	0.19	0.19
Granted	0.27
Exercised	0.19
Forfeited	2.71
Outstanding at end of year	0.19	0.19
Exercisable at end of year	0.19	0.19
Top of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	4.36	4.36
Granted	0.27
Exercised	0.19
Forfeited	4.36
Outstanding at end of year	4.36	4.36
Exercisable at end of year	$ 4.36	$ 4.36